PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Cost	$ 698	$ 693
Accumulated depreciation	663	631
Depreciated cost	35	62
Depreciation expense	32	58	$ 61
Derecognition of asset not in use	2	13
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	632	627
Accumulated depreciation	599	567
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	66	66
Accumulated depreciation	$ 64	$ 64